Shareholder Report, Line Graph (Details) 193209_Yields For You Income Strategy A ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 30, 2025	Dec. 31, 2025
Yields For You Income Strategy A ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Yields For You Income Strategy A ETF NAV
Accumulated Value	$ 10,000	$ 10,297
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,411